Loans and borrowings - Summary of Senior Convertible Notes (Detail) - Senior Convertible Notes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Apr. 30, 2020
Disclosure of Detailed Information Of Senior Convertible Notes Explanatory [Line Items]
Nominal issue	$ 350,000	$ 350,000
Cost assigned to the debt host liability	(7,102)
Net funding	$ 342,898